Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 2,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of common stock of the Registrant, par value $0.0001 per share ("Common Stock"), that may be issued to adjust the number of shares issued pursuant to the Registrant's 2024 Equity Incentive Compensation Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of the Registrant's outstanding Common Stock.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and (h) of the Securities Act based on the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Capital Market on August 7, 2026, which date is within five business days prior to the filing of this Registration Statement